AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 10, 2026

1933 Registration File No. 333-289817

1940 Act File No. 811-24116

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 90	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 92	☒

TIDAL TRUST V

(Exact Name of Registrant as Specified in Charter)

c/o Tidal ETF Services LLC

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	John M. Ford Troutman Pepper Locke LLP 3000 Two Logan Square Eighteenth and Arch Streets Philadelphia, PA 19103

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 10, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 12 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 8, 2026, and pursuant to Rule 485(a)(2) would have become effective on August 22, 2026.

Post-Effective Amendment No. 40 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 17, 2026, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 62 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 14, 2026, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 78 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 12, 2026, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 90 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 10, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 90 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 90 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on November 10, 2026.

Tidal Trust V

By:	/s/ Joel Weiss
Joel Weiss President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on November 10, 2026.

Signature	Title

/s/ Eric W. Falkeis	Trustee
Eric W. Falkeis

/s/ John Hagist*	Trustee
John Hagist

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ David Norris*	Trustee
David Norris

/s/ Aaron Perkovich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Aaron Perkovich

/s/ Joel Weiss	President (principal executive officer)
Joel Weiss

*By:	/s/ Joel Weiss
Joel Weiss, Attorney in Fact
By Power of Attorney